Share Capital and Dividends - Summary of Share based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Stock option plan	$ 1,262	$ 851
Share purchase plan – employer contribution	1,372	1,138
Share-based compensation on shares vested during the period, issued on business acquisitions	2,995	1,524
Deferred share units	1,250	576
Restricted share units	0	92
Performance share units	1,233	273
Expense from share-based payment transactions with employees	$ 8,112	$ 4,454